Schedule of trade accounts receivable and allowance for doubtful accounts (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 7,445,121	$ 9,750,619
Allowance for doubtful accounts	$ 1,181,740	$ 1,355,638	$ 1,084,305	$ 1,084,305
% Allowance	16.00%
Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 4,159,455
Allowance for doubtful accounts
% Allowance	0.00%
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 916,511
Allowance for doubtful accounts
% Allowance	0.00%
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 168,350
Allowance for doubtful accounts
% Allowance	0.00%
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 83,190
Allowance for doubtful accounts
% Allowance	0.00%
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 2,117,615
Allowance for doubtful accounts	$ 1,181,740
% Allowance	56.00%